Cost of improvements to concession assets (Tables)	12 Months Ended
Dec. 31, 2019
Cost Of Improvements To Concession Assets [Abstract]
Summary of Cost of Improvements to Concession Assets

Cost of improvements to concession assets are comprised of the following as of December 31, 2017, 2018 and 2019:

	2017		2018		2019
Cost of improvements to concession assets	Ps.	1,312,491	Ps.	1,440,204	Ps.	1,906,801